Pensions (Details) - Narrative $ in Millions		12 Months Ended
	Mar. 29, 2018 pensionPlan	Dec. 31, 2022 USD ($) pensionPlan	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit pension plans acquired | pensionPlan	2
Number of non-US noncontributory defined benefit pension plans sponsored | pensionPlan		2
Amount of defined contribution		$ 2.4	$ 1.3	$ 1.8
Defined benefit plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of period		106.9	172.9	184.0
Fair value of plan assets at end of period		106.9	172.9	$ 184.0
Interest cost / (credit)		0.7
Expected return on plan assets		(0.7)	0.2
Benefit cost		$ 0.0	$ 0.0